Provisions for pensions and similar obligations (Details 13) - Sensitivity [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Current Service Cost And Interest [Member]
IfrsStatementLineItems [Line Items]
(+)0.5%	R$ (22,524)	R$ (25,444)	R$ (28,711)
(-)0.5%	24,802	28,133	32,099
Applied (+) 2 years	(42,586)	(44,619)	(47,637)
Applied (-) 2 years	45,310	47,934	54,226
(+)0.5%	29,297	31,280	34,718
(-)0.5%	(27,104)	(28,762)	(31,637)
Sensitivity Present Value Of Obligations [Member]
IfrsStatementLineItems [Line Items]
(+)0.5%	(240,984)	(305,114)	(402,547)
(-)0.5%	265,351	337,349	450,049
Applied (+) 2 years	(455,624)	(535,039)	(667,904)
Applied (-) 2 years	484,763	574,793	760,289
(+)0.5%	313,438	375,089	486,769
(-)0.5%	R$ (289,978)	R$ (344,891)	R$ (443,569)